Nature of Operations (Narrative) (Details)	Dec. 31, 2024	Oct. 31, 2023
Priortech Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.16%
Chroma Ate Inc [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired	17.20%
FRT GmbH [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired		100.00%